UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21190
                                                     ---------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
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              (Exact name of registrant as specified in charter)

                        731 Lexington Avenue, 25th Floor
                               New York, NY 10022
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               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                        731 Lexington Avenue, 28th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 559-4999
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2008
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



                       CITIGROUP ALTERNATIVE INVESTMENTS
                    MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2008

------------------------------------------------------------------------------------------------------------------------------------
                                                                               COST               FAIR VALUE        % OF MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS                                                                                         CAPITAL
   DIRECTIONAL EQUITY
        Artha Emerging Markets Fund LTD - b                                 $ 12,700,000          $ 15,249,119            2.26%
        Frontpoint Onshore Healthcare Fund 2X LP - b                          10,000,000            11,178,844            1.65
        Horseman European Select Fund - a                                     29,000,000            31,625,491            4.68
        Horseman Global Fund LTD Class B USD - a                               5,000,000             5,359,823            0.79
        Passport II LP - b                                                     9,800,000            46,374,786            6.86
        Sprott Offshore Fund II LTD Class B - a                               32,000,000            38,406,236            5.68
        Torrey Pines Fund LLC - b                                             11,000,000            12,899,284            1.91
                                                                            ------------          ------------         -------
           Total Directional Equity                                          109,500,000           161,093,584           23.83
                                                                            ------------          ------------         -------
   DIRECTIONAL MACRO
        Brevan Howard Multi Strategy Fund Limited - a                         10,000,000            10,216,933           1.510
        Drawbridge Global Macro Fund Ltd Class H - b                           5,823,565             6,418,005           0.950
        Drawbridge Global Macro Fund Ltd Side Pocket 5 - f                        23,145                22,763           0.000
        Drawbridge Global Macro Fund Ltd Side Pocket 6 - f                        25,480                24,522           0.000
        Drawbridge Global Macro Fund Ltd Side Pocket 4 - f                        81,867                70,748           0.010
        Drawbridge Global Macro Fund Ltd Side Pocket 7 - f                         9,379                10,198           0.000
        Drawbridge Global Macro Fund LTD Side Pocket 8 - f                         5,305                 5,305           0.000
        Drawbridge Global Macro LTD C1 H10D SP May 9 2008 - f                     31,259                31,259           0.000
                                                                            ------------          ------------         -------
           Total Directional Macro                                            16,000,000            16,799,732            2.47
                                                                            ------------          ------------         -------
   RELATIVE VALUE
        AB2 Fund - a                                                          47,500,000            53,137,336            7.86
        Bennelong Asia Pacific Multi Strategies EQ Fund Class F USD - a       16,000,000            17,499,856            2.59
        Criterion Institutional Partners LP - b                               16,000,000            15,209,792            2.25
        Dundonald Fund I LP - b                                               33,500,000            36,409,447            5.39
        Fore Convertible Offshore Fund LTD Class F - b                        17,500,000            16,758,817            2.48
        Millenium Global Emerging Credit Fund Limited - a                     17,000,000            17,670,553            2.61
        Providence MBS Offshore Fund, LTD - b                                 25,500,000            26,518,951            3.92
        Stratus Fund Ltd Double Leverage Class C - a                           3,300,000             6,255,397            0.93
        Stratus Feeder Fund LTD Class C Double Leverage - a                    4,802,140             5,408,715            0.80
        Stratus Fund LTD Double Lev Class C Side Pocket - f                      408,301               407,665            0.06
        Structured Service Holdings LP - a                                    17,358,508            24,386,939            3.61
        Structured Service Holdings LTD - a                                   36,500,000            38,338,090            5.67
        Tiger Asia Overseas Fund LTD Class B Offshore Fund - b                10,000,000            12,928,159            1.91
                                                                            ------------          ------------         -------
           Total Relative Value                                              245,368,949           270,929,718           40.08
                                                                            ------------          ------------         -------
   EVENT DRIVEN
        Ashmore Asian Recovery Fund Limited - b                               14,000,000            15,337,025            2.27
        Carrington Investment Partners (US) LP - b                            11,200,000            11,714,731            1.74
        Cevian Capital II LTD USD - d                                         23,266,434            18,515,579            2.74
        CPIM Structured Credit Fund 1000 INC - b                               8,000,000             3,884,309            0.58
        CPIM Structured Credit Fund 1500 INC - c                               6,225,321             3,024,423            0.45
        Harbinger Capital Partners Offshore Fund I, LTD - b                   34,500,000            51,060,877            7.55
        Icahn Fund Ltd Class B - c                                            16,500,000            14,915,800            2.21
        Lincoln Vale European Partners (US) Fund LP - c                        5,000,000             4,981,227            0.74
        Marathon Special Oppportunity Ltd Class E - c                         10,000,000            10,218,944            1.51
        Marathon Structured Finance Fund Ltd Class B - d                      20,700,000            19,287,743            2.85
        Marathon Distressed Subprime Fund (Cayman) LTD Class A - b             5,000,000             4,692,155            0.70
        New Amsterdam European Credit Fund Class A - a                         1,249,738               558,788            0.08
        Paulson Advantage Plus LP - b                                         41,500,000            60,250,365            8.91
        Stark Investments Structured Finance Onshore Fund - e                  9,442,105            10,078,031            1.49
        Third Point Partners Qualified, LP - b                                14,300,000            17,626,335            2.61
        Trian Partners Ltd - d                                                20,900,000            19,309,440            2.86
                                                                            ------------          ------------         -------
           Total Event Driven                                                241,783,598           265,455,774           39.29
                                                                            ------------          ------------         -------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                        612,652,547           714,278,808          105.67

                                                                                                   (38,306,747)          -5.67
OTHER ASSETS, LESS LIABILITIES                                                                    ------------         -------
                                                                                                  $675,972,061          100.00%
MEMBERS' CAPITAL                                                                                  ============         =======

Note: Investments in underlying Investment Funds are categorized by investment strategy.
a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted semi annually
d - Redemptions permitted annually
e - Redemptions permitted anytime
f - Reimbursed only when underlying investment is realized or converted to regular interest in Investment Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Citigroup  Alternative   Investments   Multi-Adviser  Hedge  Fund
               Portfolios LLC
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By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       July 30, 2008
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       July 30, 2008
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By (Signature and Title)*  /s/ Amy M. Olsen
                         -------------------------------------------------------
                           Amy M. Olsen, Treasurer
                           (principal financial officer)

Date                       July 30, 2008
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.